Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 18,027,322	$ 6,566,549
Restricted cash	1,483,653	182,515
Short-term investments	4,428,446	3,138,578
Accounts receivable, net	39,512	168,499
Advances to suppliers, net	10,986	41,088
Inventories, net	51,423	247,245
Prepayments and other current assets, net	1,205,695	172,481
Total current assets	25,247,037	10,516,955
NON-CURRENT ASSETS
Property, plant and equipment, net	1,543,430	6,636,995
Land use rights, net	653,125	1,009,005
Operating lease right-of-use assets	4,604,365	19,103
Operating lease right-of-use assets - related parties		270,852
Total non-current assets	6,800,920	7,935,955
Total assets	32,047,957	18,452,910
CURRENT LIABILITIES:
Accounts payable	3,065,387	3,209,763
Accounts payable - related parties	127,688	124,715
Advances from customers	109,959	90,834
Bank overdrafts	79,851	78,320
Short-term loans	5,440,350	8,391,323
Short-term loans - related parties	555,096	985,883
Taxes payable	82,614	60,729
Due to related parties	307,509	42,021
Operating lease liabilities, current	268,403	9,913
Operating lease liabilities - related parties, current		195,231
Other current liabilities	3,793,140	5,882,164
Total current liabilities	13,829,998	19,070,896
NON-CURRENT LIABILITIES:
Deferred tax liabilities	1,132
Operating lease liabilities - related party, non-current	4,846,760	274,794
Total liabilities	18,677,890	19,345,690
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock ($0.001 par value; 200,000,000 shares authorized; 104,373,621 and 45,849,995 shares issued and outstanding at December 31, 2021 and 2020, respectively)	104,374	45,850
Additional paid-in capital	42,151,658	21,963,570
Statutory reserves	160,014	160,014
Accumulated deficit	(28,969,627)	(22,849,319)
Accumulated other comprehensive loss	(460,702)	(212,895)
Total TDH Holdings, Inc. stockholders’ equity (deficit)	12,985,717	(892,780)
Non-controlling interest	384,350
Total stockholders’ equity (deficit)	13,370,067	(892,780)
Total liabilities and stockholders’ equity (deficit)	$ 32,047,957	$ 18,452,910